Non-Designated Derivative Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	$ (703)	$ (34)	$ (22)
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	(483)	(78)	18
Equity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	(19)	(64)	16
Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	23	24	(11)
Credit Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	(1)	13	(3)
Commodity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	$ (223)	$ 71	$ (42)